Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Valuation Allowance	$ 132,000	$ 113,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	132,000	138,000
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	143,000	(476,000)	1,333,000
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 2,200,000